SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2023
Share options.
Options, Quantity
Outstanding at the beginning of the period (in shares)		1,176,746
Granted (in shares)		6,350,000
Exercised (in shares)		(209,864)
Outstanding at the end of the period (in shares)		7,316,882
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)		$ 40
Granted (in dollars per share)		96.69
Exercised (in dollars per share)		$ 40
Outstanding at the end of the period (in dollars or euros per share)
Stock Appreciation Rights (SARs)
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		75,000
Expired (in shares)		(75,000)
Outstanding at the end of the period (in shares)
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 32.85
Expired (in dollars per share)		32.85
Outstanding at the end of the period (in dollars per share)		$ 32.85
RSUs
Options, Quantity
Expired (in shares)		(269,912)
SARs and RSUs, Quantity
Granted (in shares)	2,700,000	790,762	1,300,000
Forfeited (in shares)		(9,511)
PSUs
SARs and RSUs, Quantity
Granted (in shares)		0
Synthetic Options And Business Units Equity Awards
Options, Weighted average exercise price per share
Granted (in dollars per share)		$ 8.61
Out of the money option | Common Class A
Options, Quantity
Granted (in shares)		6,000,000
Avride Group 2021 Equity Incentive Plan | Share options.
Options, Quantity
Granted (in shares)		6,016,681
Exercised (in shares)		(139,902)
Forfeited (in shares)		(121,226)
Expired (in shares)		(10,960)
Transfer between the programs (in shares)		860,679
Outstanding at the end of the period (in shares)		6,605,272
Options, Weighted average exercise price per share
Granted (in dollars per share)		$ 1.77
Exercised (in dollars per share)		0.41
Forfeited (in dollars per share)		1.77
Expired (in dollars per share)		1.77
Transfer between the programs (in dollars per share)		1.77
Outstanding at the end of the period (in dollars or euros per share)		$ 1.8
Avride Group 2021 Equity Incentive Plan | RSUs
Options, Quantity
Outstanding at the end of the period (in shares)		15,794
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		1,168,629
Cancelled (in shares)		(292,156)
Transfer between the programs (in shares)		(860,679)
Outstanding at the end of the period (in shares)		15,794
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 14.5
Cancelled (in dollars per share)		14.5
Transfer between the programs (in dollars per share)		14.5
Outstanding at the end of the period (in dollars per share)		$ 14.5